CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Class A	Class V	Total WM Technology, Inc. Stockholders' Equity	Common Stock Class A	Common Stock Class V	Additional Paid-in Capital	Retained Earnings	Non-controlling Interests	Members' Equity
Balance at Dec. 31, 2018	$ 30,124
Members' Equity [Roll Forward]
Distributions	(15,382)									$ (15,382)
Repurchase of Class B Units	(1,567)									(1,567)
Net income (loss)	(375)									(375)
Balance at Dec. 31, 2019	12,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for acquisitions (Note 7)	0
Net income (loss)	(375)
Distributions	(21,953)									(21,953)
Repurchase of Class B Units	(406)									(406)
Net income (loss)	38,830									38,830
Balance at Dec. 31, 2020	29,271
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for acquisitions (Note 7)	0
Net income (loss)	38,830
Balance (in shares) at Dec. 31, 2020		0	0		0	0
Balance at Dec. 31, 2020				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Members' Equity [Roll Forward]
Distributions	(18,998)								(888)	(18,110)
Repurchase of Class B Units	(5,565)									(5,565)
Net income (loss)	60,383
Balance at Dec. 31, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	30,423			9,570			9,570		20,853
Proceeds and shares issued in the Business Combination (Note 6) (in shares)					63,738,563	65,502,347
Proceeds and shares issued in the Business Combination (Note 6)	(84,721)			(19,119)	$ 6	$ 7	(20,118)	986	(44,928)	(20,674)
Issuance of common stock for acquisitions (Note 7) (in shares)					1,938,798
Issuance of common stock for acquisitions (Note 7)	29,312			12,722	$ 1		12,721		16,590
Net income (loss)	$ 152,218			60,383				60,383	76,757	$ 15,078
Balance (in shares) at Dec. 31, 2021	129,240,910	65,677,361	65,502,347		65,677,361	65,502,347
Balance at Dec. 31, 2021	$ 131,940			63,556	$ 7	$ 7	2,173	61,369	68,384
Members' Equity [Roll Forward]
Net income (loss)	137,100
Balance at Dec. 31, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds and shares issued in the Business Combination (Note 6) (in shares)		63,738,563
Balance (in shares) at Dec. 31, 2021	129,240,910	65,677,361	65,502,347		65,677,361	65,502,347
Balance at Dec. 31, 2021	$ 131,940			$ 63,556	$ 7	$ 7	$ 2,173	$ 61,369	$ 68,384